RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 13: -   RELATED PARTY BALANCES AND TRANSACTIONS

	December 31,
	2019	2018

Trade payables and accrued expenses	$104	$133

	Year ended December 31,
	2019	2018	2017
Amounts charged to:

Research and development expenses	$241	$314	$447

For the years ended December 31, 2019, 2018 and 2017 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. The transaction is at arm’s length.